RESULTS FOR THE YEAR - SEGMENT INFORMATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 commercial_unit wholesaler segment	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Number of business segments | segment	2
Number of main commercial units | commercial_unit	2
Number of major wholesalers distributing products | wholesaler	3
Outside of Denmark
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	99.60%
USA
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	10.00%
Wholesaler 1
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	21.00%	21.00%	21.00%
Wholesaler 2
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	13.00%	13.00%	12.00%
Diabetes care and obesity | Wholesaler 3
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	12.00%	12.00%	11.00%